Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following:

	2026	2025
Furniture and fixtures	$885,626	$891,366
Machineries	970,068	771,769
Motor vehicles*	335,964	246,311
Leasehold improvements	183,350	184,740
Less: accumulated depreciation	(2,049,350)	(1,852,377)
Property, plant and equipment, net	$325,658	$241,809
*	Motor vehicles amounted to US$26,521 which were acquired through the acquisition of Kin Chiu Development Limited on November 17, 2025 (Note 17).